Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0002083119
Registrant Name	Canary American-Made Crypto ETF
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A